Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit Loss [Abstract]
Short-term benefits	$ 1,615,607	$ 2,065,944	$ 8,002,069	$ 7,062,311	$ 5,212,357
Post-employment benefits	127,148	133,482	424,157	329,455	251,187
Share-based payments
Equity-settled	16,902	167,519	451,060	769,595	1,419,923
Cash-settled	269,310	585,000	838,677	357,000
Total employee benefits expense	2,028,967	2,951,945	9,715,963	8,518,361	6,883,467
An analysis of employee benefits expense by function
General and administrative expenses	1,520,064	2,100,203	6,294,470	4,664,285	4,224,919
Research and development expenses	508,903	851,742	3,421,493	3,854,076	2,658,548
Total employee benefits expense	$ 2,028,967	$ 2,951,945	$ 9,715,963	$ 8,518,361	$ 6,883,467